Schedule of Movement of Revenue Recognized in Excess of Amounts Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 5,960,812	$ 2,453,088
Increase as a result of total work completed during the year	33,851,041	27,572,692
Decrease as a result of total amount billed out	(34,317,462)	(24,064,968)
Balance at end of the year	$ 5,494,391	$ 5,960,812